Income Taxes (Details) - Schedule of Deferred Tax Asset and Liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$ 34,934	$ 20,840
Capitalized Sec. 174 Costs	67
Equity based compensation	1,272	1,115
Accruals	953	3,156
Lease Liability	720
Nondeductible Interest Carryover	2,089	1,148
Deferred Rent		2
Deferred Revenue		2,211
Fixed Assets	99	85
Other	173	140
Total Deferred Tax Assets	40,307	28,697
Less: Valuation Allowance	(39,553)	(28,697)
Deferred tax asset, net	754
Deferred tax Liabilities:
Right of Use Asset	(754)
Total deferred tax liabilities	(754)
Deferred taxes